Cover	12 Months Ended
Apr. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) to the annual report on Form 20-F of Magnitude International Ltd (the “Company”) amends its annual report on Form 20-F for the year ended April 30, 2025 as originally filed with the Securities and Exchange Commission (the “SEC”) on September 15, 2025 (the “Original Filing”).This Amendment No. 1 is being filed to: ● supplement the disclosures under Item 15 of the Original Filing to disclose the conclusions of our principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of our disclosure controls and procedures as of April 30, 2025; and ● amend disclosures under Item 16K of the Original Filing to include the Company’s cybersecurity risk management, strategy, and governance framework, and to confirm that the Company has not experienced any material cybersecurity incidents in the last three fiscal years, in accordance with Item 16K of Form 20-F; and ● amend the list of exhibits in “Item 19. Exhibits” of the Original Filing to reflect the filing of the certification of principal executive officer and principal financial officer pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002, as required under Rules 13a-14 and 15d-14 of the Exchange Act. Other than as set forth herein, the Company has not modified or updated any other disclosures and has made no changes to the items or sections in the Original Filing. Other than as expressly stated in this Amendment No. 1, this Amendment No. 1 does not, and does not purport to, amend, update or restate the information in any part of the Original Filing or reflect any events that have occurred after the Original Filing was filed on September 15, 2025. The filing of this Amendment No. 1 should not be understood to mean that any other statements contained in the Original Filing are true and complete as of any date subsequent to September 15, 2025. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the documents filed with or furnished to the SEC by the Company subsequent to September 15, 2025, including any amendments to such documents, as information in such documents may update or supersede certain information contained in this Amendment No. 1. As required by Rules 13a-14 and 15d-14 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Apr. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--04-30
Entity File Number	001-42770
Entity Registrant Name	Magnitude International Ltd
Entity Central Index Key	0002046117
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27 Woodlands Industrial Park E1
Entity Address, Address Line Two	#03-15 (Lobby B) Hiangkie Industrial Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	757718
Title of 12(b) Security	Ordinary Shares, par value US$0.000025
Trading Symbol	MAGH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	33,350,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.000025
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	27 Woodlands Industrial Park E1
Entity Address, Address Line Two	#03-15 (Lobby B) Hiangkie Industrial Building
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	757718
Contact Personnel Name	Lim Say Wei
Contact Personnel Fax Number	(65) 6684 8428
Contact Personnel Email Address	swlim@bnlengrg.com